FAIR VALUE MEASURMENTS (Details 1) (USD $)	3 Months Ended			12 Months Ended
	Jun. 30, 2013		Mar. 31, 2013	Dec. 31, 2012
Balance at beginning of the period	$ 4,953,738		$ 2,817,741	$ 664,363
Fair value of warrants to investors and service provider				547,000
Change in fair value of warrants	1,663,980		2,135,997	1,606,378
Exercise of warrants	(385,165)	[1]
Balance at end of the year	$ 6,232,553		$ 4,953,738	$ 2,817,741

[1]	During May and June, 2013, 141,305 and 71,315 Investors and Placement agent warrants, respectively, were exercised to a total amount of 182,552 Common Stock of the Company (See also Note 5b)